Income Taxes - Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Among non-current assets	$ 103,672	$ 124,882
Net deferred tax assets	$ 103,672	$ 124,882